Principal accounting policies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Principal accounting policies
Weighted average remaining lease terms of the right-of-use assets	3 years 2 months 12 days
Weighted average incremental borrowing rate	5.61%
Operating lease cost	$ 12,893	$ 13,428
Short-term lease cost	7,325	9,289
Cash paid for operating leases included in operating cash flows	12,748	14,315
Lease liabilities arising from obtaining right-of-use assets	13,076	$ 2,534
Undiscounted cash flows to the operating lease liabilities recognized
2026	10,289
2027	5,584
2028	3,020
2028 and after	4,399
Total undiscounted cash flows	23,292
Less: imputed interest	(2,324)
Present value of lease liabilities	$ 20,968